Goodwill - Summary of Key Assumptions Used for Assessing the Recoverable Amount of Goodwill (Details) - Goodwill - Integra Gold Corporation - $ / oz	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Gold price ($/oz)	1,400
Discount rate (as a percent)	5.00%	5.00%
Average factor to convert contained mineral resource ounces outside of reserves to ounces used in value beyond proven and probable calculations	30.00%	21.00%
Fair value per contained ounce of resources and exploration potential beyond proven and probable reserves	200	140
Bottom of range
Disclosure of reconciliation of changes in goodwill [line items]
Gold price ($/oz)		1,275
Top of range
Disclosure of reconciliation of changes in goodwill [line items]
Gold price ($/oz)		1,300